Note 7 - Investment Securities Available for Sale - Amortized Cost and Fair Value of Investment Securities Available for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Amortized cost	$ 9,612	$ 3,023
Gross unrealized gains	1
Gross unrealized losses	(58)	(18)
Fair value	9,555	3,005
Available for Sale:
Amortized cost	9,612	3,023
Gross unrealized gains	1
Gross unrealized losses	(58)	(18)
Fair value	9,555	3,005
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Amortized cost	9,252
Gross unrealized gains	1
Gross unrealized losses	(52)
Fair value	9,201
Available for Sale:
Amortized cost	9,252
Gross unrealized gains	1
Gross unrealized losses	(52)
Fair value	9,201
US Government Agencies Debt Securities [Member]
Amortized cost	360
Gross unrealized gains
Gross unrealized losses	(6)
Fair value	354
Available for Sale:
Amortized cost	360
Gross unrealized gains
Gross unrealized losses	(6)
Fair value	354
Government National Mortgage Association (GNMA) Insured Loans [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Amortized cost	6,608	2,003
Gross unrealized gains	1
Gross unrealized losses	(19)	(13)
Fair value	6,590	1,990
Available for Sale:
Amortized cost	6,608	2,003
Gross unrealized gains	1
Gross unrealized losses	(19)	(13)
Fair value	6,590	1,990
Federal Home Loan Mortgage Corporation (FHLMC) Insured Loans [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Amortized cost	1,892	1,020
Gross unrealized gains
Gross unrealized losses	(21)	(5)
Fair value	1,871	1,015
Available for Sale:
Amortized cost	1,892	1,020
Gross unrealized gains
Gross unrealized losses	(21)	(5)
Fair value	1,871	$ 1,015
Federal National Mortgage Association (FNMA) Insured Loans [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Amortized cost	752
Gross unrealized gains
Gross unrealized losses	(12)
Fair value	740
Available for Sale:
Amortized cost	752
Gross unrealized gains
Gross unrealized losses	(12)
Fair value	$ 740